Investment Risks	Dec. 22, 2025
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to foreign investments, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the securities markets in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and price volatility.

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Foreign markets may be closed when U.S. markets are open which may impact Fund pricing.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Cash or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to foreign investments, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the securities markets in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and price volatility.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Foreign markets may be closed when U.S. markets are open which may impact Fund pricing.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of its shares to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Inverse Funds Risk. Inverse funds seek to provide investment results that match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. Because they reset daily there may be significant volatility associated with inverse funds. Inverse funds may not be able to replicate exactly the inverse of the performance of the benchmark they track. Inverse funds fall in price when its benchmark prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying benchmark upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Investments in inverse funds are intended to be short-term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Total Return Swap Risk. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. There is a risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited). If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, particularly in the case of privately negotiated instruments, there is a risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position. These instruments are subject to high levels of volatility, in some cases due to the high levels of leverage the Fund may achieve with them.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Cash or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of its shares to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Inverse Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Funds Risk. Inverse funds seek to provide investment results that match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. Because they reset daily there may be significant volatility associated with inverse funds. Inverse funds may not be able to replicate exactly the inverse of the performance of the benchmark they track. Inverse funds fall in price when its benchmark prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying benchmark upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Investments in inverse funds are intended to be short-term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Large Market Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Total Return Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Total Return Swap Risk. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. There is a risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited). If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, particularly in the case of privately negotiated instruments, there is a risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position. These instruments are subject to high levels of volatility, in some cases due to the high levels of leverage the Fund may achieve with them.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to foreign investments, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the securities markets in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and price volatility.

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Foreign markets may be closed when U.S. markets are open which may impact Fund pricing.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Cash or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to foreign investments, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the securities markets in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and price volatility.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Foreign markets may be closed when U.S. markets are open which may impact Fund pricing.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of its shares to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Inverse Funds Risk. Inverse funds seek to provide investment results that match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. Because they reset daily there may be significant volatility associated with inverse funds. Inverse funds may not be able to replicate exactly the inverse of the performance of the benchmark they track. Inverse funds fall in price when its benchmark prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying benchmark upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Investments in inverse funds are intended to be short-term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Total Return Swap Risk. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. There is a risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited). If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, particularly in the case of privately negotiated instruments, there is a risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position. These instruments are subject to high levels of volatility, in some cases due to the high levels of leverage the Fund may achieve with them.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Cash or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) counterparty risk; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. ETFs may not exactly replicate the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including market stress which will result in the Fund paying significantly more or receiving significantly less than the NAV. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than if the Fund invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. Futures are contracts that derive value from the price performance of an underlying entity, such as an asset, index, or interest rate. In addition to all the risks associated with the underlying entity, futures have additional risks, such as counterparty risk and liquidity risk, because they are financial contracts rather than securities. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying entity, known as basis risk, reduces the effectiveness of the hedging instrument.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses technical analysis and/or trend models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement the Fund’s investment strategies.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. The loss associated with the appreciation of the price of a security borrowed in connection with a short sale may be significant. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of its shares to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Inverse Funds Risk [Member]
Prospectus [Line Items]
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Inverse Funds Risk. Inverse funds seek to provide investment results that match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. Because they reset daily there may be significant volatility associated with inverse funds. Inverse funds may not be able to replicate exactly the inverse of the performance of the benchmark they track. Inverse funds fall in price when its benchmark prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying benchmark upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Investments in inverse funds are intended to be short-term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Large Market Capitalization Companies Risk [Member]
Prospectus [Line Items]
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Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Total Return Swap Risk [Member]
Prospectus [Line Items]
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Total Return Swap Risk. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. There is a risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited). If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, particularly in the case of privately negotiated instruments, there is a risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position. These instruments are subject to high levels of volatility, in some cases due to the high levels of leverage the Fund may achieve with them.